Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	June 30, 2025	December 31, 2024
	USD	USD
Cash on hand	6,544	7,099
Cash at bank	2,355,145	993,185
Total cash and cash equivalents	2,361,689	1,000,284